Corporate information (Details 1) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Mar. 01, 2017	Dec. 31, 2016	Sep. 30, 2016	Aug. 02, 2016	Jul. 31, 2016	Feb. 29, 2016	Dec. 31, 2015	Sep. 25, 2015	Jul. 14, 2015
Assets -
Cash and cash equivalents	S/ 49,067	S/ 49,216		S/ 80,215					S/ 158,007
Accounts receivable from related parties	3,209	1,372
Inventories	424,783	373,020
Income tax prepayments	36,748	27,755
Other receivables non- current
Property, plant and equipment, net	2,152,724	2,208,553
Deferred income tax assets	3,098	142
Non-current assets	2,247,158	2,260,760
Liabilities and equity -
Capital stock	423,868	423,868
Investment shares	40,279	40,279
Additional paid-in capital	432,779	432,779		545,165
Non-controlling interest		148
Fosfatos Del Pacifico S.A. [Member]
Assets -
Cash and cash equivalents			S/ 34,178
Accounts receivable from related parties			5,822
Inventories			2,694
Income tax prepayments			3,892
Other current assets			5,126
Other receivables non- current			50,200
Property, plant and equipment, net			204,975
Exploration and evaluation assets			52,578
Deferred income tax assets			23,173
Non-current assets			382,638
Liabilities and equity -
Trade and other payables			8,938
Capital stock			107,593	S/ 400	S/ 1,200	S/ 13,384	S/ 1,000	S/ 23,216		S/ 15,813	S/ 78,178
Investment shares			10,224
Additional paid-in capital			118,569
Other reserves			36,957
Non-controlling interest			100,357
Net assets held for distribution			S/ 382,638